Label	Element	Value
Steward Covered Call Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD COVERED CALL INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1.00% CDSC.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Steward Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class R6 are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses (including one year of capped expenses in each period and the conversion of Class C shares to Class A shares after eight years) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s principal investment strategy is to invest in a portfolio of large-cap, dividend-paying, equity securities that are listed on U.S. exchanges and to write (sell) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large-cap securities market, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below).
Under normal market circumstances, the Fund will:
•	write (sell) call options on at least 80% of its equity securities
•	invest at least 80% of its assets in the securities of companies included in the Fund’s benchmark*
The Fund’s equity investments will consist primarily of common stocks of large U.S. companies, most of which will pay dividends, with sufficient liquidity and option market interest to suggest that call options can be readily written on those securities. The Fund’s benchmark index is the Cboe S&P 500 BuyWrite Index, a widely recognized large cap index.
*
The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund may also invest in other investment companies and real estate investment trusts.
Covered call options may be written on the Fund’s equity securities. A call option gives the purchaser of the option the right to buy, and the writer, in this case, the Fund, the obligation to sell, the underlying security at a specified exercise price at any time prior and up to the expiration of the contract. When call options are written, the Fund will typically write options with exercise prices that are above the current market price of the security, thus providing room for growth. The purchaser pays a premium to the Fund for the option so the premium is an extra source of income to the Fund. If the price of the underlying security rises, but does not rise to the level of the exercise price, the option would not typically be exercised and the Fund would keep both the security at its appreciated value and the option premium. However, if the price of the underlying security rises above the exercise price of the option prior to expiration of the option and the option is exercised, the Fund will lose the value of the appreciation above the exercise price, although the loss in appreciation will be moderated by the amount of the option premium received by the Fund. If the price of the security drops below the price at the time the option was written, such loss in value will be diminished by the value of the premium.
The covered call strategy used by the Fund is designed to earn extra income for the Fund from premiums to moderate the impact of market declines and to reduce the volatility of the Fund’s portfolio. This strategy means that the Fund may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, by using this strategy, the Fund would tend to outperform equity markets during periods of flat or declining equity prices due to the Fund’s receipt of premiums from selling the call options. Covered call options on a particular equity security may be sold up to the full number of shares of that equity security held by the Fund. For securities on which options expire unexercised, the Fund can write more options, thus earning more premium income, until an option on the security is exercised. Portfolio management considers several factors when writing (selling) options, including the overall equity market outlook, factors affecting the particular industry sector, individual security considerations, the timing of corporate events and the levels of option premiums.
The companies included in the investment universe represent a broad spectrum of U.S. economic sectors and are primarily U.S. issuers. Changes to the companies in which the Fund invests will usually be prompted by changes in portfolio management’s evaluation of the relative performance of the securities, changes in a securities option market, or the development of a material portfolio construction issue. Following any changes, portfolio management will rebalance the portfolio in an attempt to more closely match the characteristics of the broader mid- and large-cap market. To the extent that a rebalance involves buying new securities, portfolio management will write calls against those securities in due course. To the extent that a rebalance involves selling securities, portfolio management will close out the option positions against the security being sold. The Fund may also close out (buy back) call options it has written in order to adjust the Fund’s risk profile or in anticipation of certain corporate actions and/or events such as ex-dividend dates, earnings announcements and/or other material corporate actions.
Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.
For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year since the Fund’s inception. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Covered Call Income Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Q2 2020	14.73%
Worst Quarter	Q1 2020	-19.27%
Year-To-Date Return	Q2 2024	9.64%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFor the periods endedDecember 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Steward Covered Call Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Steward Covered Call Income Fund | Call Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Call Options Risk – Writing call options to generate income and to potentially hedge against market declines by generating option premiums involves risk. These risks include, but are not limited to, potential losses if equity markets or individual equity securities do not move as expected and the potential for greater losses than if these techniques had not been used. There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.
Limited Gains: By writing covered call options, the Fund will give up the opportunity to benefit from potential increases in the value of a Fund asset above the exercise price, but it will bear the risk of declines in the value of the asset. Writing call options may expose the Fund to additional costs.
Option Exercise: As the writer of a call option, the Fund cannot control the time when it may be required to fulfill its obligation to the purchaser of the option. Once the Fund has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
Lack of Liquidity for the Option: Derivatives may be difficult to sell or unwind. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call position previously written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
Lack of Liquidity for the Underlying Security: The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.
Value Changes: The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

Steward Covered Call Income Fund | Values based Screening Policies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Values-based Screening Policies Risk – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process. If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Covered Call Income Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Covered Call Income Fund | Large Cap Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Large-Cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Covered Call Income Fund | Dividend Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.
Steward Covered Call Income Fund | Security Selection and Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives or may not perform in line with the expectations of portfolio management. The value of the Fund’s investments may also change with general market conditions.

Steward Covered Call Income Fund | Market Disruption and Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affection regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the stock of a particular company, group of companies, industry or other class of assets.
Other market disruption events include pandemic spread of the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the Fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Covered Call Income Fund | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. The risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Covered Call Income Fund | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Tax Risk – Writing covered call options may significantly reduce or eliminate the amount of dividends that constitute qualified dividend income, which is taxed to noncorporate shareholders at lower rates for federal income tax purposes, provided certain holding period and other requirements are satisfied. Covered calls also are subject to federal income tax rules that: 1) limit the allowance of certain losses or deductions by the Fund; 2) convert the Fund’s long-term capital gains into higher-taxed short-term capital gains or ordinary income; 3) convert the Fund’s ordinary losses or deductions to capital losses, the deductibility of which is more limited; and/or 4) cause the Fund to recognize income or gains without a corresponding receipt of cash.

Steward Covered Call Income Fund | Other Investment Companies or Real Estate Investment Trusts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

Steward Covered Call Income Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Covered Call Income Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Covered Call Income Fund | High Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• High Portfolio Turnover Risk – High portfolio turnover could increase the Fund’s transaction costs, result in taxable distributions to shareholders and negatively impact performance.
Steward Covered Call Income Fund | Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Covered Call Income Fund | Concentration Policy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

Steward Covered Call Income Fund | Share Ownership Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Covered Call Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,289
10 Years	rr_ExpenseExampleYear10	$ 2,160
1 Year	rr_AverageAnnualReturnYear01	12.02%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.93%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017	[4]
Steward Covered Call Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	$ 303
3 Years	rr_ExpenseExampleYear03	676
5 Years	rr_ExpenseExampleYear05	1,176
10 Years	rr_ExpenseExampleYear10	2,344
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	676
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,176
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,344
1 Year	rr_AverageAnnualReturnYear01	16.81%
5 Years	rr_AverageAnnualReturnYear05	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	603
10 Years	rr_ExpenseExampleYear10	$ 1,347
Steward Covered Call Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	$ 1,484
2018	rr_AnnualReturn2018	(3.48%)	[6]
2019	rr_AnnualReturn2019	20.75%	[6]
2020	rr_AnnualReturn2020	6.99%	[6]
2021	rr_AnnualReturn2021	21.80%	[6]
2022	rr_AnnualReturn2022	(12.24%)	[6]
2023	rr_AnnualReturn2023	19.38%	[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.27%)
1 Year	rr_AverageAnnualReturnYear01	19.38%
5 Years	rr_AverageAnnualReturnYear05	10.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	6.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Covered Call Income Fund | Cboe S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017

[1]	Class A shares are subject to a front-end sales charge of 5.75%. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Steward Funds. More information about these and other discounts and waivers is available from your financial representative and in “Sales Charges” (p. 155) and “Sales Charge Waivers and Discounts Available Through Intermediaries” (Appendix A) in this Prospectus. Investments of $1 million or more may be eligible to buy Class A shares without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within 12 months of the original purchase date.
[2]	“Other Expenses” for Class R6 are based on estimated amounts for the current fiscal year.
[3]	Crossmark has contractually agreed through August 31, 2025 to waive fees and reimburse expenses to the extent that total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) exceed 1.25%, 2.00%, 1.00% and 1.00% for Class A, Class C, Class R6 and Institutional Class, respectively. If it becomes unnecessary for Crossmark to waive fees or make reimbursements, Crossmark may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, acquired fund fees and expenses and extraordinary expenses (as determined under generally accepted accounting principles)) to exceed the applicable expense limitation in effect at the time of recoupment or in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Directors at any time and will terminate automatically upon termination of the Investment Advisory Agreement.
[4]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[5]	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1.00% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion. More information is available from your financial representative and in “Sales Charges” (p. 155) and “Sales Charge Waivers and Discounts Available Through Intermediaries” (Appendix A) in this Prospectus.
[6]	Inception date was December 14, 2017